SHARE-BASED PAYMENTS, Weighted Average Remaining Contractual Life, Range of Exercise Prices and Weighted Average Fair Value (Details)	12 Months Ended
	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)	Jun. 30, 2016 AUD ($)
Weighted Average Remaining Contractual Life [Abstract]
Weighted average remaining contractual life (in years)	3.15	2.64	1.10
Weighted Average Fair Value [Abstract]
Weighted average fair value (in dollars per share)	$ 0.13	$ 0.46	$ 0.09
Bottom of Range [Member]
Range of Exercise Prices [Abstract]
Exercise price (in dollars per share)	0.33	0.30	0.20
Top of Range [Member]
Range of Exercise Prices [Abstract]
Exercise price (in dollars per share)	$ 0.66	$ 0.66	$ 0.50